Supplement dated July 15, 2022
to the following initial summary prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2022
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
1. The following Investment Portfolio is offered as an investment option under the contract. The Current Expenses are updated as indicated below.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Janus Aspen Series – Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.77%*	0.00%	0.77%	22.89%	25.57%	20.29%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
2. The following Investment Portfolio is offered as an investment option under the contract.
Effective June 10, 2022, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares	Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares
3. Effective August 19, 2022, the following Investment Portfolio is no longer available to receive transfers or purchase payments.
•	Invesco – Invesco V.I. Core Plus Bond Fund: Series II Shares
Accordingly, Appendix: More Information About the Investment Portfolios is amended as follows:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Invesco – Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium paymenets effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	-1.00%	4.40%	4.52%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
ISP-0671
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